Total
T. Rowe Price New Horizons Fund, Inc.
New Horizons Fund
Investment Objective(s)
The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price New Horizons Fund, Inc. - USD ($)	Investor Class		I Class	Z Class
Maximum account fee	$ 20	[1]	none	none
[1]	Subject to certain exceptions and account minimums, accounts are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price New Horizons Fund, Inc.	Investor Class	I Class	Z Class
Management fees	0.64%	0.64%	0.64%
Other expenses	0.14%	0.02%	none
Total annual fund operating expenses	0.78%	0.66%	0.64%
Fee waiver/expense reimbursement	none	none	(0.64%)	[1]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.78%	0.66%	none	[1]
[1]

T. Rowe Price Associates, Inc., has contractually agreed to waive and/or bear all the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. T. Rowe Price Associates, Inc., expects this fee waiver and/or expense reimbursement arrangement to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board of Directors.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the previous table; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price New Horizons Fund, Inc. - USD ($)	Investor Class	I Class	Z Class
1 Year	$ 80	$ 67	none
3 Years	249	211	none
5 Years	433	368	none
10 Years	$ 966	$ 822	none

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54.8% of the average value of its portfolio.
Principal Investment Strategies

The fund invests primarily in a diversified group of small, emerging growth companies, preferably early in their corporate life cycle before the companies become widely recognized by the investment community. The fund may also invest in companies that offer the possibility of accelerating earnings growth because of rejuvenated management, new products, or structural changes in the economy. The portfolio manager will not necessarily sell a position in a company that has grown beyond the developing stage if the company still fits the fund’s other investment criteria.

When choosing stocks for the fund’s portfolio, the adviser tends to look for small, emerging growth companies that exhibit some or all of the following characteristics:

• effective management;

• operate in fertile growth areas;

• demonstrate innovative research, product development, and marketing;

• provide efficient service;

• possess pricing flexibility; and

• employ sound financial and accounting policies.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology, industrials, and health care sectors.

While most assets are typically invested in U.S. common stocks, the fund may invest in foreign stocks in keeping with its objective(s). The fund’s investments may include holdings in privately held companies and companies that only recently began to trade publicly.

Principal Risks
Risk Table - T. Rowe Price New Horizons Fund, Inc.	Risk [Text Block]
Risk Lose Money [Member]	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Small-cap stocks

Small-cap stocks: Investments in securities issued by small-cap companies are likely to be more volatile than investments in securities issued by larger companies. Small-cap companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies. In addition, small-cap companies are typically more sensitive to changes in overall economic conditions and their securities may be difficult to trade.

Growth investing

Growth investing: The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

Stock investing

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

Market conditions

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Private placements and IPOs

Private placements and IPOs: Investments in the stocks of privately held companies and in companies that only recently began to publicly trade, such as initial public offerings or IPOs, involve greater risks than investments in stocks of companies that have traded publicly on an exchange for extended time periods. There is significantly less information available about these companies’ business models, quality of management, earnings growth potential, and other criteria that are normally considered when evaluating the investment prospects of a company. Private placements and other restricted securities held by the fund are typically considered to be illiquid and tend to be difficult to value since there are no market prices and less overall financial information available. The adviser evaluates a variety of factors when assigning a value to these holdings, but the determination involves some degree of subjectivity and the value assigned for the fund may differ from the value assigned by other mutual funds holding the same security.

Sector exposure

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

Information technology sector

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

Industrial companies

Industrial companies: A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in industrial companies, the fund may perform poorly during a downturn in the industrials sector. Companies involved in industrial products, services, or equipment can be significantly affected by general economic trends, as well as by changes in consumer sentiment and spending, commodity prices, technological obsolescence, government regulation and import controls, labor relations, intense global competition, and liability for environmental damage.

Health sciences companies

Health sciences companies: A fund that focuses its investments in specific industries or sectors is more susceptible to adverse developments affecting those industries and sectors than a more broadly diversified fund. Because the fund invests significantly in health sciences companies, the fund may perform poorly during a downturn in the health sciences industry. Health care and other health sciences companies can be adversely affected by, among other things, legislative or regulatory changes, intense competitive challenges, the need for government approval to offer products and services, increases or decreases in the cost of or demand for medical products and services, product liability claims, an increased emphasis on outpatient services, pricing pressure (including price discounting), and product obsolescence. Health care and other health sciences companies are also heavily dependent on patent protections, and the expiration of a company’s patent may adversely affect that company’s profitability.

Foreign investing

Foreign investing: Investments in the securities of non-U.S. issuers may be adversely affected by local, political, social, and economic conditions overseas; greater volatility; reduced liquidity; or decreases in foreign currency values relative to the U.S. dollar. The risks of investing outside the U.S. are heightened for any investments in emerging markets, which are susceptible to greater volatility than investments in developed markets.

Liquidity

Liquidity: A particular investment or an entire market segment may become less liquid or even illiquid, sometimes abruptly, which could limit the fund’s ability to purchase or sell holdings in a timely manner at a desired price. An inability to sell a portfolio holding can adversely affect the fund’s overall value or prevent the fund from being able to take advantage of other investment opportunities. Liquidity risk may be magnified during periods of substantial market volatility and unexpected episodes of illiquidity may limit the fund’s ability to pay redemption proceeds without selling holdings at an unfavorable time or at a suitable price. Large redemptions may also have a negative impact on the fund’s overall liquidity.

Active management

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

Performance

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.

Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/20	37.59%	Worst Quarter	6/30/22	-23.11%

Average Annual Total Returns Periods ended December 31, 2023

The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.

Average Annual Total Returns - T. Rowe Price New Horizons Fund, Inc.		Label	1 Year	5 Years	10 Years	Since Inception		Inception Date
Investor Class			21.35%	12.74%	11.53%			Jun. 03, 1960
Investor Class | After Taxes on Distributions			21.35%	10.20%	9.08%
Investor Class | After Taxes on Distributions and Sales			12.64%	10.02%	8.93%
I Class			21.49%	12.87%		12.72%		Aug. 28, 2015
Z Class			22.28%			15.74%		Mar. 16, 2020
Russell 2000® Growth Index		Russell 2000® Growth Index
Russell 2000® Growth Index	[1]					7.71%
Russell 2000® Growth Index			18.66%	9.22%	7.16%	17.91%	[2]
S&P 500 Index		S&P 500 Index
S&P 500 Index	[1]					13.13%
S&P 500 Index			26.29%	15.69%	12.03%	21.96%	[2]
Lipper Mid-Cap Growth Funds Index		Lipper Mid-Cap Growth Funds Index
Lipper Mid-Cap Growth Funds Index	[1]					9.79%
Lipper Mid-Cap Growth Funds Index			20.33%	11.52%	9.06%	16.43%	[2]
[1]	Return since 8/28/15.
[2]	Return since 3/16/20.

Updated performance information is available through troweprice.com.